Brown Advisory Equity Income Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 88.6%
Communication Services - 2.3%
47,526	Comcast Corp.	1,633,944
Consumer Discretionary - 12.0%
17,811	Best Buy Co., Inc.	1,015,227
15,903	Hasbro, Inc.	1,137,860
8,287	Home Depot, Inc.	1,547,266
23,931	Kontoor Brands, Inc.	458,757
12,317	Lowe's Companies, Inc.	1,059,878
12,164	McDonald's Corp.	2,011,317
14,548	Target Corp.	1,352,528
		8,582,833
Consumer Staples - 8.0%
21,459	Altria Group, Inc.	829,820
42,001	Coca-Cola Co.	1,858,544
22,252	Philip Morris International, Inc.	1,623,506
28,143	Unilever NV ADR	1,373,097
		5,684,967
Energy - 3.6%
107,308	Kinder Morgan, Inc.	1,493,727
66,405	Suncor Energy, Inc.	1,049,199
		2,542,926
Financials - 14.3%
14,484	Ameriprise Financial, Inc.	1,484,320
69,061	Bank of America Corp.	1,466,165
23,351	Blackstone Group Inc.	1,064,105
19,322	Cincinnati Financial Corp.	1,457,845
10,073	Erie Indemnity Co.	1,493,222
23,549	JPMorgan Chase & Co.	2,120,117
11,691	T. Rowe Price Group, Inc.	1,141,626
		10,227,400
Health Care - 18.4%
15,903	AbbVie, Inc.	1,211,649
14,087	Gilead Sciences, Inc.	1,053,144
17,674	Johnson & Johnson	2,317,592
20,070	Medtronic PLC	1,809,913
40,796	Merck & Co., Inc.	3,138,844
27,151	Novartis AG ADR	2,238,600
5,449	UnitedHealth Group, Inc.	1,358,872
		13,128,614
Industrials - 4.8%
9,020	Canadian National Railway Co.	700,222
7,677	General Dynamics Corp.	1,015,744
17,918	United Technologies Corp.	1,690,205
		3,406,171
Information Technology - 21.7%
11,218	Accenture PLC	1,831,451
7,860	Analog Devices, Inc.	704,649
12,011	Apple, Inc.	3,054,277
17,780	Automatic Data Processing, Inc.	2,430,170
72,495	Cisco Systems, Inc.	2,849,779
29,395	Microsoft Corp.	4,635,885
		15,506,211
Materials - 3.5%
25,289	Dow, Inc.	739,450
9,981	Linde PLC	1,726,713
		2,466,163
Total Common Stocks (Cost $44,222,297)		63,179,229

Real Estate Investment Trusts - 6.9%
10,042	American Tower Corp.	2,186,646
30,051	W.P. Carey, Inc.	1,745,362
59,492	Weyerhaeuser Co.	1,008,389
Total Real Estate Investment Trusts (Cost $4,230,538)		4,940,397

Short-Term Investments - 4.7%
Money Market Funds - 4.7%
3,346,737	First American Government Obligations Fund - Class Z, 0.39%#	3,346,737
Total Short-Term Investments (Cost $3,346,737)		3,346,737
Total Investments - 100.2% (Cost $51,799,572)		71,466,363
Liabilities in Excess of Other Assets - (0.2)%		(109,187)
NET ASSETS - 100.0%		$71,357,176

ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.